Delaware VIP® Trust — Delaware VIP Small Cap Value Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.34% ✧			Common Stock ✧ (continued)
Basic Industry - 4.78%			Energy (continued)
Berry Global Group †	382,500	$ 15,020,775	Oasis Petroleum †	1,148,500	$ 3,973,810
Ferro †	491,700	5,831,562	Patterson-UTI Energy	919,400	7,860,870
HB Fuller	282,500	13,153,200	SM Energy	706,800	6,848,892
Louisiana-Pacific	440,800	10,834,864	Valaris Class A	491,918	2,366,126
Olin	721,500	13,506,480	WPX Energy †	880,900	9,328,731
		58,346,881			63,544,305
Business Services - 0.90%			Financial Services - 28.86%
Deluxe	123,400	6,066,344	American Equity Investment Life
WESCO International †	101,900	4,867,763	Holding	575,900	13,936,780
		10,934,107	Bank of NT Butterfield & Son	185,400	5,495,256
Capital Spending - 9.06%			Community Bank System	127,520	7,866,709
Altra Industrial Motion	422,170	11,691,998	East West Bancorp	690,636	30,588,268
Atkore International Group †	434,500	13,187,075	First Financial Bancorp	578,900	14,168,577
H&E Equipment Services	326,500	9,422,790	First Hawaiian	543,800	14,519,460
ITT	402,800	24,647,332	First Interstate BancSystem Class A	268,500	10,804,440
MasTec †	548,046	35,584,627	First Midwest Bancorp	603,100	11,748,388
Primoris Services	398,500	7,814,585	FNB	1,540,200	17,758,506
Rexnord †	303,400	8,206,970	Great Western Bancorp	486,800	16,064,400
		110,555,377	Hancock Whitney	587,700	22,505,971
			Hanover Insurance Group	150,100	20,344,554
Consumer Cyclical - 3.95%			Kemper	30,300	2,361,885
Barnes Group	213,300	10,993,482	Legg Mason	261,500	9,986,685
KB Home	312,500	10,625,000	Main Street Capital (BDC)	182,400	7,881,504
Knoll	397,793	10,084,053	NBT Bancorp	282,000	10,318,380
Meritage Homes †	181,600	12,775,560	Prosperity Bancshares	157,500	11,124,225
Standard Motor Products	76,101	3,694,704	S&T Bancorp	203,942	7,450,001
		48,172,799	Selective Insurance Group	275,690	20,729,131
Consumer Services - 9.45%			Stifel Financial	359,000	20,599,420
Asbury Automotive Group †	87,900	8,994,807	Umpqua Holdings	947,200	15,590,912
Cable One	9,600	12,045,120	Valley National Bancorp	1,315,900	14,303,833
Caleres	292,400	6,845,084	Webster Financial	435,400	20,407,198
Cheesecake Factory	185,600	7,735,808	WesBanco	273,300	10,213,221
Choice Hotels International	170,800	15,194,368	Western Alliance Bancorp	333,800	15,381,504
Cinemark Holdings	304,213	11,754,790			352,149,208
Cracker Barrel Old Country Store	56,500	9,189,725	Healthcare - 3.06%
International Speedway Class A	108,200	4,870,082	Avanos Medical †	250,900	9,398,714
Steven Madden	235,350	8,423,177	Catalent †	169,500	8,078,370
Texas Roadhouse	130,100	6,832,852	Service Corp. International	208,800	9,982,728
UniFirst	77,700	15,160,824	STERIS	68,398	9,882,827
Wolverine World Wide	292,500	8,266,050
					37,342,639
		115,312,687
			Real Estate - 9.19%
Consumer Staples - 3.58%			Brandywine Realty Trust	981,833	14,874,770
Core-Mark Holding	194,169	6,235,737	Highwoods Properties	286,200	12,861,828
J&J Snack Foods	70,000	13,440,000	Lexington Realty Trust	1,116,800	11,447,200
Performance Food Group †	213,595	9,827,506	Life Storage	115,600	12,185,396
Scotts Miracle-Gro	95,100	9,683,082	Outfront Media	721,700	20,048,826
Spectrum Brands Holdings	85,800	4,523,376	RPT Realty	628,700	8,518,885
		43,709,701	Spirit Realty Capital	269,500	12,898,270
Energy - 5.21%			Summit Hotel Properties	725,600	8,416,960
Callon Petroleum †	1,451,700	6,300,378	Washington Real Estate Investment
Delek US Holdings	332,700	12,077,010	Trust	398,500	10,902,960
Dril-Quip †	145,700	7,311,226			112,155,095
Helix Energy Solutions Group †	927,700	7,477,262

NQ-VIP- 884 [9/19] 11/19 (1006199) Small Cap Value Series-1

Delaware VIP® Small Cap Value Series
Schedule of investments (continued)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock ✧ (continued)			Common Stock ✧ (continued)
Technology - 11.30%			Utilities - 5.70%
Cirrus Logic †	159,900	$8,567,442	ALLETE	133,800	$11,695,458
Coherent †	46,400	7,132,608	Black Hills	220,600	16,926,638
CommScope Holding †	335,845	3,949,537	El Paso Electric	198,100	13,288,548
Flex †	865,500	9,057,458	South Jersey Industries	293,300	9,652,503
MaxLinear †	257,900	5,771,802	Southwest Gas Holdings	197,100	17,943,984
NCR †	341,099	10,765,084			69,507,131
NetScout Systems †	283,463	6,536,657	Total Common Stock
ON Semiconductor †	670,800	12,886,068	(cost $918,750,672)		1,187,699,789
Tech Data †	130,829	13,637,615
Teradyne	353,700	20,482,767
Tower Semiconductor †	509,100	9,795,084	Short-Term Investments - 2.62%
TTM Technologies †	709,312	8,650,060	Money Market Mutual Funds - 2.62%
Viavi Solutions †	569,800	7,980,049	BlackRock FedFund - Institutional
Vishay Intertechnology	751,900	12,729,667
			Shares (seven-day effective yield
		137,941,898
			1.86%)	6,393,141	6,395,102
Transportation - 2.30%			Fidelity Investments Money Market
Kirby †	77,100	6,334,536	Government Portfolio - Class I
Saia †	99,550	9,327,835
			(seven-day effective yield 1.86%)	6,393,141	6,395,105
Werner Enterprises	350,300	12,365,590
			GS Financial Square Government Fund -
		28,027,961
			Institutional Shares (seven-day
			effective yield 1.86%)	6,393,141	6,395,100
			Morgan Stanley Government Portfolio -
			Institutional Share Class (seven-day
			effective yield 1.85%)	6,393,141	6,395,103
			State Street Institutional US Government
			Money Market Fund - Investor Class
			(seven-day effective yield 1.80%)	6,393,141	6,394,437
			Total Short-Term Investments
			(cost $31,974,846)		31,974,847

Total Value of Securities - 99.96%
(cost $950,725,518)	1,219,674,636
Receivables and Other Assets Net of Liabilities - 0.04%	446,630
Net Assets Applicable to 34,798,088 Shares Outstanding - 100.00%	$1,220,121,266

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†  Non-income producing security.

Summary of abbreviations:
BDC - Business Development Corporation
GS - Goldman Sachs

NQ-VIP- 884 [9/19] 11/19 (1006199) Small Cap Value Series-2